Prepayment for CIP Project	6 Months Ended
Mar. 31, 2024
Prepayment for CIP Project [Abstract]
PREPAYMENT FOR CIP PROJECT

NOTE 10 — PREPAYMENT FOR CIP PROJECT

Construction in process (“CIP”) represents direct costs of construction incurred for the Company’s manufacturing facilities. On June 25, 2021, the Company signed a construction sub-contract with sub-contractor Jiangxi Chenyuan Construction Project Co., Ltd. (“Chenyuan”), pursuant to which, Chenyuan agreed to help the Company construct four manufacturing factory buildings and an office building with a total estimated budget of RMB165 million (approximately $22.9 million). The construction work started on August 8, 2021, with an originally estimated completion date on August 7, 2023. However, due to resurgence of the COVID-19 pandemic, which resulted in lingering logistic disruption, material and labor shortage, and domestic travel restriction, at the beginning of 2024, the Company estimated the construction work to be completed in December 2024. During 2024, new information was discovered about the topographical and surface structures of the land, which required Chenyuan to redo the geological survey. As a result, the construction work is further delayed, and the construction of the four manufacturing factory buildings and the office building is expected to be fully completed and put into use by December 2025 and December 2026, respectively. As of March 31, 2024, the Company had made a prepayment of approximately RMB69.2 million (approximately $9.6 million) to Chenyuan for land improvement, building foundation and the construction of the manufacturing factories.

As of March 31, 2024, $395,759 (approximately RMB2.9 million) of the prepayment for the CIP project had been used for construction work, and the amount was recorded as property and equipment in the unaudited condensed consolidated balance sheets. As of March 31, 2024, the remaining $9.2 million prepayment to Chenyuan was recorded as a prepayment for CIP project on the balance sheets.

As of March 31, 2024, future additional capital expenditure on this CIP project is estimated to be approximately RMB95.8 million (equivalent to $13.3 million), among which approximately $3.5 million is required for the next 12 months. The Company currently plans to support its ongoing CIP project construction through cash collected from accounts receivable, and if necessary, borrowings from PRC banks in the future.

As of March 31, 2024, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Twelve months ending March 31,	Capital Expenditure on CIP

2025	$3,427,835
2026	8,697,700
2027	1,142,612
Total	$13,268,147